Shareholder Report, Average Annual Return (Details)		7 Months Ended	12 Months Ended	43 Months Ended	60 Months Ended	120 Months Ended
	Feb. 22, 2021	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000136885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Issachar Fund
C000136884
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Issachar Fund
Without Sales Load [Member] | C000136885
Average Annual Return [Line Items]
Average Annual Return, Percent			1.49%	(7.81%)
Without Sales Load [Member] | C000136884
Average Annual Return [Line Items]
Average Annual Return, Percent			1.28%		0.53%	1.12%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			36.35%	13.36%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			36.35%		15.98%	13.38%
IQ Hedge benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IQ Hedge Multi-Strategy Index
Average Annual Return, Percent			11.68%	2.09%
IQ Hedge benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		IQ Hedge Multi-Strategy Index
Average Annual Return, Percent			11.68%		3.74%	2.98%